Government Fees and Other Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Government Fees and Other Taxes [Abstract]
Schedule of Government Fees and Other Taxes	Government fees and other taxes consist of:

	Year Ended March 31,
	2026	2025
Government fees	$97	$74
Mineral rights royalty	7,404	12,761
Other taxes	4,834	3,174
	$12,335	$16,009